3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Summary Of Significant Accounting Policies Policies
Use of Estimates

The preparation of our consolidated financial statements in accordance with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes.  These estimates are based on management’s past experience and best knowledge of historical trends, actions that we may take in the future, and other information available when the consolidated financial statements are prepared.  Changes in estimates are recognized in accordance with the accounting rules for the estimate, which is typically in the period when new information becomes available. The most significant estimates made by management in the preparation of the financial statements relate to ultimate revenue and costs for investment in digital and feature film projects; estimates of allowances and provisions for doubtful accounts and impairment assessments for investment in digital and feature film projects. Actual results could differ from such estimates.

Statements of Comprehensive Income

In accordance with Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 220, Comprehensive Income , a statement of comprehensive income has not been included as the Company has no items of other comprehensive income.  Comprehensive loss is the same as net loss for all periods presented.

Cash and cash equivalents

Cash and cash equivalents consist of cash deposits at financial institutions.  The Company considers all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents.

Restricted cash

Restricted cash represents amounts held as collateral required under the Company’s loan and security agreement.  Proceeds from this loan were used for the distribution and marketing costs of the Company’s feature film.  See Note 6 for further discussion.  As of December 31, 2016, the Company maintained $1,250,000 in a separate bank account restricted for this purpose.  The funds were disbursed to the lender subsequent to the year ended December 31, 2016.

Contracts in the Company's Equity

From time to time, the Company issues contracts related to its own equity securities, such as warrants and convertible notes. The Company evaluates whether a standalone contract (such as a warrant), or an embedded feature of a contract (such as the conversion feature of a convertible note) should be classified in stockholder’s deficit or as a liability in the Company’s consolidated balance sheet. The determination is made in accordance with the requirements of ASC Topic 480, Distinguishing Liabilities from Equity (ASC 480), and ASC Topic 815, Derivatives and Hedging (ASC 815).

A warrant is classified as equity so long as it is “indexed to the Company’s equity” and several specific conditions for equity classification are met.  A warrant is not considered indexed to the Company’s equity, in general, when it contains certain types of exercise contingencies or contains certain provisions that may alter either the number of shares issuable under the warrant or the exercise price of the warrant, including, among other things, a provision that could require a reduction to the then current exercise price each time the Company subsequently issues equity, warrants, and/or conversion options at less than the current conversion price (also known as a full ratchet down round provision). If a warrant is not indexed to the Company’s equity, must be classified as a derivative liability.

A convertible debt instrument in its entirety must be classified as a liability under ASC 480 and carried at fair value in the financial statements if it has a mandatory conversion feature.  A conversion feature of a convertible debt instrument or certain convertible preferred stock, is separated from the convertible instrument and classified as a derivative liability if the conversion feature, were it a standalone instrument, would meet certain characteristics in the definitions in ASC 815 of both an embedded derivative and a derivative, generally including, among other conditions, if the conversion feature must be settled in cash or a financial instrument that is readily convertible to cash.

When a warrant or a separated conversion feature is classified as a derivative liability, the liability is initially and subsequently reported on the balance sheet at its fair value, and subsequent increases or decreases in the fair value are recorded through the statement of operations.

When a conversion feature does not meet the definition of a derivative per ASC 815, it must be assessed further to determine whether a beneficial conversion feature exists, which exists when the effective exercise price is lower than the fair value of the Company’s related equity instrument on the date of issuance. If it contains a beneficial conversion feature, the amount of the beneficial conversion feature reduces the balance of the convertible debt instrument, creating a debt discount which is amortized over the term of the debt to interest expense in the consolidated statement of operations.

The classification of a warrant or conversion feature must be reassessed at each financial reporting date, as a change in circumstances may necessitate reclassification of the warrant or conversion feature. The Company has classified certain warrants issued during 2016 as derivative liabilities due to the existence of full-ratchet down round provisions in the warrants (see Note 16).

Gross versus Net Revenue

The Company’s motion pictures are primarily distributed and marketed by third party distributors. The Company evaluates its arrangements with third parties to determine whether revenue should be reported under each individual arrangement on a gross or net basis by determining whether the Company acts as the principal or agent under the terms of each arrangement. To the extent that the Company acts as the principal in an arrangement, revenues are reported on a gross basis, resulting in revenues and expenses being classified in their respective financial statement line items. Conversely, to the extent that the Company acts as the agent in an arrangement, revenues are reported on a net basis, resulting in revenues being presented net of any related expenses. Determining whether the Company acts as principal or agent is based on an evaluation of which party has substantial risks and rewards of ownership under the terms of an arrangement. The most significant factors that the Company considers include identification of the primary obligor, as well as which party has general and physical inventory risk, credit risk and discretion in the supplier selection. The Company’s primary distribution arrangements, which are those for its theatrical release, are recorded on a gross basis as a result of the evaluation previously described.

Accounts Receivable and Allowance for Doubtful Accounts

The Company’s trade accounts receivable are recorded at amounts billed to customers, and presented on the balance sheet net of the allowance for doubtful accounts. The allowance is determined by various factors, including the age of the receivables, current economic conditions, historical losses and other information management obtains regarding the financial condition of customers. The policy for determining the past due status of receivables is based on how recently payments have been received. Receivables are charged off when they are deemed uncollectible.

Revenue Recognition

Entertainment Publicity revenue consists of fees from the performance of professional services and billings for direct costs reimbursed by clients. Fees are generally recognized on a straight-line or monthly basis which approximates the proportional performance on such contracts. Direct costs reimbursed by clients are billed as pass-through revenue with no mark-up.

Revenue from motion pictures and web series are recognized in accordance with guidance of FASB Accounting Standard Codification (“ASC”) 926-60 “Revenue Recognition – Entertainment-Films”. Revenue is recorded when a distribution contract, domestic or international, exists, the movie or web series is complete in accordance with the terms of the contract, the customer can begin exhibiting or selling the movie or web series, the fee is determinable and collection of the fee is reasonable. On occasion, the Company may enter into agreements with third parties for the co-production or distribution of a movie or web series. Revenue from these agreements will be recognized when the movie is complete and ready to be exploited. Cash received and amounts billed in advance of meeting the criteria for revenue recognition is classified as deferred revenue.

Additionally, because third parties are the principal distributors of the Company’s movies, the amount of revenue that is recognized from films in any given period is dependent on the timing, accuracy and sufficiency of the information received from its distributors. As is typical in the film industry, the Company's distributors may make adjustments in future periods to information previously provided to the Company that could have a material impact on the Company’s operating results in later periods. Furthermore, management may, in its judgment, make material adjustments to the information reported by its distributors in future periods to ensure that revenues are accurately reflected in the Company’s financial statements. To date, the distributors have not made, nor has the Company made, subsequent material adjustments to information provided by the distributors and used in the preparation of the Company’s historical financial statements.

Revenue from motion pictures and web series are recognized in accordance with guidance 926-60 “Revenue Recognition – Entertainment-Films”.  Revenue is recorded when a distribution contract, domestic or international, exists, the movie or web series is complete in accordance with the terms of the contract, the customer can begin exhibiting or selling the movie or web series, the fee is determinable and collection of the fee is reasonable. On occasion, the Company may enter into agreements with third parties for the co-production or distribution of a movie or web series.  Revenue from these agreements will be recognized when the movie is complete and ready to be exploited.  Cash received and amounts billed in advance of meeting the criteria for revenue recognition is classified as deferred revenue.

Additionally, because third parties are the principal distributors of the Company’s movies, the amount of revenue that is recognized from films in any given period is dependent on the timing, accuracy and sufficiency of the information received from its distributors. As is typical in the film industry, the Company's distributors may make adjustments in future periods to information previously provided to the Company that could have a material impact on the Company’s operating results in later periods. Furthermore, management may, in its judgment, make material adjustments to the information reported by its distributors in future periods to ensure that revenues are accurately reflected in the Company’s financial statements. To date, the distributors have not made, nor has the Company made, subsequent material adjustments to information provided by the distributors and used in the preparation of the Company’s historical financial statements.

In general, the Company records revenue when persuasive evidence of an arrangement exists, products have been delivered or services have been rendered, the selling price is fixed and determinable, and collectability is reasonably assured. Advertising revenue is recognized over the period the advertisement is displayed.

Investments

Investment represents an investment in equity securities of The Virtual Reality Company (“VRC”). The Company’s $220,000 investment in VRC represents less than 1% noncontrolling ownership interest in VRC. Accordingly, the Company accounts for its investment under the cost method. Under the cost method, the investor’s share of earnings or losses is not included in the balance sheet or statement of operations. The net accumulated earnings of the investee subsequent to the date of investment are recognized by the investor only to the extent distributed by the investee as dividends. However, impairment charges are recognized in the statement of operations, if factors come to our attention that indicate that a decrease in value of the investment has occurred that is other than temporary.

Capitalized Production Costs

Capitalized production costs represent the costs incurred to develop and produce a motion picture or a web series. These costs primarily consist of salaries, equipment and overhead costs, capitalized interest as well as the cost to acquire rights to scripts.  Production costs are stated at the lower of cost, less accumulated amortization and tax credits, if applicable, or fair value. These costs are capitalized in accordance with FASB ASC Topic 926-20-50-2 “Other Assets – Film Costs”.   Unamortized capitalized production costs are evaluated for impairment each reporting period on a title-by-title basis.  If estimated remaining revenue is not sufficient to recover the unamortized capitalized production costs for that title, the unamortized capitalized production costs will be written down to fair value.

The Company is responsible for certain contingent compensation, known as participations, paid to certain creative participants such as writers, directors and actors.  Generally, these payments are dependent on the performance of the motion picture or web series and are based on factors such as total revenue as defined per each of the participation agreements.  The Company is also responsible for residuals, which are payments based on revenue generated from secondary markets and are generally paid to third parties pursuant to a collective bargaining, union or guild agreement.   The Company has entered into a fifteen year distribution agreement for its motion picture.  As prescribed in the agreement, the distributor has entered into a distribution assumption agreement with the guilds to pay the residuals from gross revenues.  Upon expiration of the term of the agreement, and nonrenewal, the Company will be responsible for making the payments directly.  These costs are accrued to direct operating expenses as the revenues, as defined in the participation agreements are achieved and as sales to the secondary markets are made triggering the residual payment.

Due to the inherent uncertainties involved in making such estimates of ultimate revenues and expenses, these estimates are likely to differ to some extent in the future from actual results.  Management regularly reviews and revises when necessary its ultimate revenue and cost estimates, which may result in a change in the rate of amortization of film costs and participations and residuals and/or write-down of all or a portion of the unamortized deferred production costs to its estimated fair value. Management estimates the ultimate revenue based on existing contract negotiations with domestic distributors and international buyers as well as management’s experience with similar productions in the past. Amortization of film costs, participation and residuals and/or write downs of all or a portion of the unamortized deferred production costs to its estimated fair value is recorded in direct costs.

An increase in the estimate of ultimate revenue will generally result in a lower amortization rate and, therefore, less amortization expense of deferred productions costs, while a decrease in the estimate of ultimate revenue will generally result in a higher amortization rate and, therefore, higher amortization expense of deferred production costs, and also periodically results in an impairment requiring a write-down of the deferred production costs to fair value. These write-downs are included in production expense within the combined statements of operations. For the year ended December 31, 2015, the Company recorded $648,525 for impairment of certain capitalized production costs. During the year ended December 31, 2016, the Company amortized $7,822,549 of capitalized production costs related to the revenues earned for its feature film and impaired $2,075,000 of capitalized production costs that were below the fair value.

Long-Lived Assets

The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability is measured by comparison of the carrying amount to the future net cash flows which the assets are expected to generate. If such assets are considered to be impaired, the impairment to be recognized equals the amount by which the carrying value of the assets exceeds its fair value. Except for those described above in Capitalized Production Costs, there were no impairment charges for long lived assets during the years ended December 31, 2016 and 2015.

Property, Equipment and Leasehold Improvements

Property and equipment is recorded at cost and depreciated over the estimated useful lives of the assets using the straight-line method. The Company recorded depreciation expense of $73,341 and $77,977, respectively for the three and six months ended June 30, 2017 and $5,658 and $11,316, respectively, for the three and six months ended June 30, 2016. When items are retired or otherwise disposed of, income is charged or credited for the difference between net book value and proceeds realized thereon. Ordinary maintenance and repairs are charged to expense as incurred, and replacements and betterments are capitalized. Leasehold improvements are amortized over the lesser of the term of the related lease or the estimated useful lives of the assets. The range of estimated useful lives to be used to calculate depreciation and amortization for principal items of property and equipment are as follow:

Depreciation/
Amortization
Asset Category	Period (Years)
F Furniture and fixtures	5 - 7
Computer and office equipment	3 - 5
Leasehold improvements	5 – 8, not to exceed the lease terms

Property and equipment is recorded at cost and depreciated over the estimated useful lives of the assets using the straight-line method. The Company recorded depreciation expense of $20,226 and $24,826, respectively for the years ended December 31, 2016 and 2015. When items are retired or otherwise disposed of, income is charged or credited for the difference between net book value and proceeds realized thereon. Ordinary maintenance and repairs are charged to expense as incurred, and replacements and betterments are capitalized. The range of estimated useful lives to be used to calculate depreciation and amortization for principal items of property and equipment are as follow:

Depreciation/
Amortization
Asset Category	Period
F Furniture and fixtures	5 Years
Computer equipment	3 Years
Leasehold improvements	5 Years

Deferred Landlord Reimbursement

Deferred landlord reimbursement represents the landlord’s reimbursement for tenant improvements of one of the Company’s office spaces. Such amount is amortized on a straight-line basis over the term of the lease.

Deferred Rent	Deferred rent consists of the excess of the rent expense recognized on the straight-line basis over the payments required under certain office leases.
Intangible assets

In connection with the acquisition of 42West that occurred on March 30, 2017, the Company acquired an estimated $9,110,000 of intangible assets with finite useful lives initially estimated to range from 3 to 10 years. As indicated in note 4, the purchase price allocation and related consideration are provisional and subject to completion and adjustment. Intangible assets are initially recorded at fair value and are amortized over their respective estimated useful lives and reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable.

Goodwill

In connection with the acquisition of 42West that occurred on March 30, 2017 (note 4), the Company recorded $13,996,337 of goodwill, which management has assigned to the Entertainment Publicity reporting unit. As indicated in note 4, the purchase price allocation and related consideration are provisional and subject to completion and adjustment.  During the quarter ended June 30, 2017, the Company adjusted goodwill in the amount of $340,582 to record the issuance of 100,000 shares of the Company’s common stock related to a working capital adjustment, as provided for in the 42West purchase agreement and adjust the fair value of certain liabilities as of the acquisition date.  The Company accounts for goodwill in accordance with FASB Accounting Standards Codification No. 350, Intangibles—Goodwill and Other ("ASC 350"). ASC 350 requires goodwill to be reviewed for impairment annually, or more frequently if circumstances indicate a possible impairment. The Company evaluates goodwill in the fourth quarter or more frequently if management believes indicators of impairment exist. Such indicators could include, but are not limited to (1) a significant adverse change in legal factors or in business climate, (2) unanticipated competition, or (3) an adverse action or assessment by a regulator.

The Company first assesses qualitative factors to determine whether it is more likely than not that the fair value of the reporting unit is less than its carrying amount, including goodwill. If management concludes that it is more likely than not that the fair value of the reporting unit is less than its carrying amount, management conducts a two-step quantitative goodwill impairment test. The first step of the impairment test involves comparing the fair value of the reporting unit with its carrying value (including goodwill). The Company estimates the fair values of its reporting units using a combination of the income, or discounted cash flows approach and the market approach, which utilizes comparable companies’ data. If the fair value of the reporting unit exceeds its carrying value, step two does not need to be performed. If the estimated fair value of the reporting unit is less than its carrying value, an indication of goodwill impairment exists for the reporting unit, and the Company must perform step two of the impairment test (measurement).

Under step two, an impairment loss is recognized for any excess of the carrying amount of the reporting unit’s goodwill over the implied fair value of that goodwill. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit in a manner similar to a purchase price allocation in acquisition accounting. The residual fair value after this allocation is the implied fair value of the reporting unit goodwill. To the extent that the carrying amount of goodwill exceeds its implied fair value, an impairment loss would be recorded.

Warrants

When the Company issues warrants, it evaluates the proper balance sheet classification of the warrant to determine whether the warrant should be classified as equity or as a derivative liability on the consolidated balance sheets. In accordance with ASC 815-40, Derivatives and Hedging-Contracts in the Entity’s Own Equity (ASC 815-40), the Company classifies a warrant as equity so long as it is “indexed to the Company’s equity” and several specific conditions for equity classification are met.  A warrant is not considered indexed to the Company’s equity, in general, when it contains certain types of exercise contingencies or contains certain provisions that may alter either the number of shares issuable under the warrant or the exercise price of the warrant, including, among other things, a provision that could require a reduction to the then current exercise price each time the Company subsequently issues equity or convertible instruments at a per share price that is less than the current conversion price (also known as a “full ratchet down round provision”). If a warrant is not indexed to the Company’s equity, it is classified as a derivative liability which is carried on the consolidated balance sheet at fair value with any changes in its fair value recognized currently in the statement of operations.

The Company has outstanding warrants at June 30, 2017 and December 31, 2016 accounted for as derivative liabilities, because they contain full-ratchet down round provisions (see notes 12 and 18). The Company also has equity classified warrants outstanding at June 30, 2017 and December 31, 2016 (see note 18).

Warrants

When the Company issues warrants, it evaluates the proper balance sheet classification of the warrant to determine whether the warrant should be classified as equity or as a derivative liability on the consolidated balance sheets. In accordance with ASC 815-40, Derivatives and Hedging-Contracts in the Entity’s Own Equity (ASC 815-40), the Company classifies a warrant as equity so long as it is “indexed to the Company’s equity” and several specific conditions for equity classification are met.  A warrant is not considered indexed to the Company’s equity, in general, when it contains certain types of exercise contingencies or contains certain provisions that may alter either the number of shares issuable under the warrant or the exercise price of the warrant, including, among other things, a provision that could require a reduction to the then current exercise price each time the Company subsequently issues equity or convertible instruments at a per share price that is less than the current conversion price (also known as a “full ratchet down round provision”). If a warrant is not indexed to the Company’s equity, it is classified as a derivative liability which is carried on the consolidated balance sheet at fair value with any changes in its fair value recognized currently in the statement of operations.

The Company classified certain warrants issued during 2016 as derivative liabilities, because they contain full-ratchet down round provisions (see Notes 10 and 16). The Company also had equity classified warrants outstanding at December 31, 2016 and 2015 (see Note 16).

Convertible Debt and Convertible Preferred Stock

When the Company issues convertible debt or convertible deferred stock, it evaluates the balance sheet classification to determine whether the instrument should be classified either as debt or equity, and whether the conversion feature should be accounted for separately from the host instrument. A conversion feature of a convertible debt instrument or certain convertible preferred stock would be separated from the convertible instrument and classified as a derivative liability if the conversion feature, were it a standalone instrument, meets the definition of an “embedded derivative” in ASC 815, Derivatives and Hedging. Generally, characteristics that require derivative treatment include, among others, when the conversion feature is not indexed to the Company’s equity, as defined in ASC 815-40, or when it must be settled either in cash or by issuing stock that is readily convertible to cash. When a conversion feature meets the definition of an embedded derivative, it would be separated from the host instrument and classified as a derivative liability carried on the consolidated balance sheet at fair value, with any changes in its fair value recognized currently in the consolidated statements of operations.

If a conversion feature does not meet the conditions to be accounted for as a derivative liability, the Company then determines whether the conversion feature is “beneficial”. A conversion feature would be considered beneficial if the conversion feature is “in the money” when the host instrument is issued or, under certain circumstances, later. If convertible debt contains a beneficial conversion feature (“BCF”), the amount of the amount of the proceeds allocated to the BCF reduces the balance of the convertible debt, creating a discount which is amortized over the debt’s term to interest expense in the consolidated statements of operations. When a convertible preferred stock contains a BCF, after allocating the proceeds to the BCF, the resulting discount is either amortized over the period beginning when the convertible preferred stock is issued up to the earliest date the conversion feature may be exercised, or if the convertible preferred stock is immediately exercisable, the discount is fully amortized at the date of issuance. The amortization is recorded similar to a dividend.

The Company had no outstanding convertible debt or convertible preferred stock which contain conversion feature that is accounted for either as a derivative or a beneficial conversion feature at either December 31, 2016 or 2015 or during the years then ended.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Assets and liabilities measured at fair value are categorized based on whether the inputs are observable in the market and the degree that the inputs are observable. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Observable inputs are based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company’s own assumptions based on the best information available in the circumstances. The fair value hierarchy prioritizes the inputs used to measure fair value into three broad levels, defined as follows:

Level 1 —	Inputs are quoted prices in active markets for identical assets or liabilities as of the reporting date.
Level 2 —

Inputs other than quoted prices included within Level 1, such as quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar assets and liabilities in markets that are not active; or other inputs that are observable or can be corroborated with observable market data.

Level 3 —	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets and liabilities. This includes certain pricing models, discounted cash flow methodologies, and similar techniques that use significant unobservable inputs. Unobservable inputs for the asset or liability that reflect management’s own assumptions about the assumptions that market participants would use in pricing the asset or liability as of the reporting date.

To account for the acquisition of 42West that occurred on March 30, 2017, the Company made a number of fair value measurements related to the different forms of consideration paid for 42West and of the identified assets acquired and liabilities assumed. In addition, the Company makes fair value measurements of its Put Rights and Contingent Consideration. See Note 4 and 12 for further discussion and disclosures.

Certain warrants issued in 2016 are measured and carried at fair value on a recurring basis in the condensed consolidated financial statements. See note 12 for disclosures regarding those fair value measurements.

As of June 30, 2016, and for the three and six months then ended, the Company had no assets or liabilities measured at fair value, on a recurring or nonrecurring basis.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Assets and liabilities measured at fair value are categorized based on whether the inputs are observable in the market and the degree that the inputs are observable. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Observable inputs are based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company’s own assumptions based on the best information available in the circumstances. The fair value hierarchy prioritizes the inputs used to measure fair value into three broad levels, defined as follows:

Level 1 —	Inputs are quoted prices in active markets for identical assets or liabilities as of the reporting date.

Level 2 —	Inputs other than quoted prices included within Level 1, such as quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar assets and liabilities in markets that are not active; or other inputs that are observable or can be corroborated with observable market data.

Level 3 —	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets and liabilities. This includes certain pricing models, discounted cash flow methodologies, and similar techniques that use significant unobservable inputs. Unobservable inputs for the asset or liability that reflect management’s own assumptions about the assumptions that market participants would use in pricing the asset or liability as of the reporting date.

Certain warrants issued in 2016 (see Note 16) are measured and carried at fair value in the consolidated financial statements as of and for the year ended December 31, 2016.  As of December 31, 2015, and for the year then ended, the Company had no assets or liabilities measured at fair value, on a recurring or nonrecurring basis. See Note 10 for additional fair value disclosures.

Income Taxes

Deferred taxes are recognized for the future tax effects of temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases using tax rates in effect for the years in which the differences are expected to reverse.  The effects of changes in tax laws on deferred tax balances are recognized in the period the new legislation in enacted.  Valuation allowances are recognized to reduce deferred tax assets to the amount that is more likely than not to be realized.  In assessing the likelihood of realization, management considers estimates of future taxable income.  We calculate our current and deferred tax position based on estimates and assumptions that could differ from the actual results reflected in income tax returns filed in subsequent years.  Adjustments based on filed returns are recorded when identified.

Tax benefits from an uncertain tax position are only recognized if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position are measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate resolution. Interest and penalties related to unrecognized tax benefits are recorded as incurred as a component of income tax expense.

Loss per share

Loss per share of  Common Stock is computed by dividing loss available to common shareholders by the weighted average number of shares of Common Stock outstanding during the period, including the issuable shares related to the anti-dilution agreement. Stock warrants were not included in the computation of loss per share for the periods presented because their inclusion is anti-dilutive. The total potential dilutive warrants outstanding were 5,890,000 and  1,050,000 at December 31, 2016 and 2015.

Going concern

In accordance with ASC Subtopic 205-40, Going Concern, management evaluates whether relevant conditions and events that, when considered in the aggregate, indicate that it is probable the Company will be unable to meet its obligations as they become due within one year after the date that the financial statements are issued.  When relevant conditions or events, considered in the aggregate, initially indicate that it is probable  that the Company will be unable to meet its obligations as they become due within one year after the date that the financial statements are issued  (and therefore they raise substantial doubt about the Company’s ability to continue as a going concern), management evaluates whether its plans that are intended to mitigate those conditions and events, when implemented, will alleviate substantial doubt about the Company’s ability to continue as a going concern. Management’s plans are considered only to the extent that 1) it is probable that the plans will be effectively implemented and 2) it is probable that the plans will mitigate the conditions or events that raise substantial doubt about the Company’s ability to continue as a going concern.  See Note 2 related to going concern.

Concentration of Risk

The Company maintains its cash and cash equivalents with financial institutions and, at times, balances may exceed federally insured limits of $250,000.  Substantially all of the production revenue during the years ended December 31, 2016 and 2015 was derived from two productions.

Business Segments

Through March 30, 2017 (the date the Company acquired 42West) (see Note 4), the Company operated the following business segments:

1)	Dolphin Digital Media (USA): The Company created online kids clubs and derives revenue from annual membership fees.

2)	Dolphin Digital Studios: Dolphin Digital Studios creates original programming that premieres online, with an initial focus on content geared toward tweens and teens.

3)	Dolphin Films: Dolphin Films produces motion pictures, with an initial focus on family content. The motion pictures are distributed, through third parties, in the domestic and international markets. The Company derived all of its revenues from this segment during the three and six months ended June 30, 2017.

Based on an analysis of the Company’s operating segments and the provisions of ASC 280, Segment Reporting (ASC 280), the Company believes it meets the criteria for aggregating these operating segments into a single reporting segment because they have similar economic characteristics, similar nature of product sold, (content), similar production process (the Company uses the same labor force, and content) and similar type of customer (children, teens, tweens and family).

With the acquisition of 42West, the Company has identified an additional operating segment meeting the criteria in ASC 280 for a separate reporting segment. The new segment is Entertainment Publicity and primarily provides talent publicity, strategic communications and entertainment, content marketing. See Note 20 for Segment reporting for the three and six months ended June 30, 2017.

The Company operates the following business segments:

1)	Dolphin Digital Media (USA): The Company created online kids clubs and derives revenue from annual membership fees.
2)	Dolphin Digital Studios: Dolphin Digital Studios creates original programming that premieres online, with an initial focus on content geared toward tweens and teens. The Company derived a majority of its revenues from this segment during the year ended December 31, 2015.
3)	Dolphin Films: Dolphin Films produces motion pictures, with an initial focus on family content. The motion pictures are distributed, through third parties, in the domestic and international markets. The Company derived a majority of its revenues from this segment during the year ended December 31, 2016.

Based on an analysis of the Company’s operating segments and the provisions of ASC 280, Segment Reporting, the Company believes it meets the criteria for aggregating its operating segments into a single reporting segment because they have similar economic characteristics, similar nature of product sold, (content), similar production process (the Company uses the same labor force, and content) and similar type of customer (children, teens, tweens and family).

Recent Acounting Pronouncements

In May 2014, the FASB issued Accounting Standards Update (“ASU”) No. 2014-09 —Revenue from Contracts with Customers (Topic 606) (“ASU 2014-09”), which provides guidance for revenue recognition. This ASU will supersede the revenue recognition requirements in ASC Topic 605, and most industry specific guidance, and replace it with a new Accounting Standards Codification (“ASC”) Topic 606. The FASB has also issued several subsequent ASUs which amend ASU 2014-09. The amendments do not change the core principle of the guidance in ASC 606.

The core principle of ASC 606 is that revenue is recognized when promised goods or services are transferred to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve that core principle, an entity should apply the following steps:

Step 1: Identify the contract(s) with a customer

Step 2: Identify the performance obligations in the contract.

Step 3: Determine the transaction price.

Step 4: Allocate the transaction price to the performance obligations in the contract.

Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation.

The guidance in ASU 2014-09 also specifies the accounting for some costs to obtain or fulfill a contract with a customer.

ASC 606 will require the Company to make significant judgments and estimates. ASC 606 also requires more extensive disclosures regarding the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers.

Public business entities are required to apply the guidance of ASC 606 to annual reporting periods beginning after December 15, 2017 (2018 for the Company), including interim reporting periods within that reporting period. Accordingly, the Company will adopt ASU 606 in the first quarter of 2018.

ASC 606 requires an entity to apply ASC 606 using one of the following two transition methods:

1.	Retrospective approach: Retrospectively to each prior reporting period presented and the entity may elect certain practical expedients.
2.	Modified retrospective approach: Retrospectively with the cumulative effect of initially applying ASC 606 recognized at the date of initial application. If an entity elects this transition method it also is required to provide the additional disclosures in reporting periods that include the date of initial application of (a) the amount by which each financial statement line item is affected in the current reporting period by the application ASU 606 as compared to the guidance that was in effect before the change, and (b) an explanation of the reasons for significant changes.

The Company expects that it will adopt ASC 606 following the modified retrospective approach. The Company is currently evaluating the impact that the adoption of this new guidance will have on our consolidated financial statements.

In November 2015, the FASB issued ASU 2015-17, Income Taxes (Topic 740) regarding balance sheet classification of deferred income taxes. ASU 2015-17 simplifies the presentation of deferred taxes by requiring deferred tax assets and liabilities be classified as noncurrent on the balance sheet.  ASU 2015-17 is effective for public companies for annual reporting periods beginning after December 15, 2016 (2017 for the Company), and interim periods within those fiscal years.  The guidance may be adopted prospectively or retrospectively and early adoption is permitted.  The Company does not believe that adoption of guidance in ASU 2015-17 will have a material impact on our financial position, or results of operations or cash flows.

In February 2016 The FASB issued ASU 2016-02, Leases (Topic 642) intended to improve financial reporting about leasing transactions.  The ASU affects all companies and other organizations that lease assets such as real estate, airplanes, and manufacturing equipment.  The ASU will require organizations that lease assets—referred to as “lessees”—to recognize on the balance sheet the assets and liabilities for the rights and obligations created by those leases.  Under the new guidance, a lease will be required to recognize assets and liabilities for leases with lease terms of more than 12 months.  Consistent with current Generally Accepted Accounting Principles (GAAP), the recognition, measurement, and presentation of expenses and cash flows arising from a lease by a lessee primarily will depend on its classification as a finance or operating lease.  However, unlike current GAAP—which requires only capital leases to be recognized on the balance sheet –the new ASU will require both types of leases to be recognized on the balance sheet.  The ASU also will require disclosures to help investors and other financial statement users better understand the amount, timing, and uncertainty of cash flows arising from leases.  These disclosures include qualitative and quantitative requirements, providing additional information about the amounts recorded in the financial statements.

ASU 2016-02 will take effect for public companies for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018 (2019 for the Company).  For all other organizations the ASU on leases will take effect for fiscal years beginning after December 15, 2019, and for interim periods within fiscal years beginning after December 15, 2020.  Early application will be permitted for all organizations. The company is currently reviewing the impact that implementing this ASU will have.

In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments, which addresses how certain cash receipts and cash payments are presented and classified in the statement of cash flows. The ASU will be effective on a retrospective or modified retrospective basis for annual reporting periods beginning after December 15, 2017 (2018 for the Company), and interim periods within those years, with early adoption permitted. The Company does not believe adoption of this new guidance will have a material affect on our consolidated financial statements.

In October 2016, the FASB issued ASU 2016-17 —Consolidation (Topic 810): Interests Held through Related Parties That Are under Common Control, The update amends the consolidation guidance on how VIE’s should treat indirect interest in the entity held through related parties. The ASU will be effective on a retrospective or modified retrospective basis for annual reporting periods beginning after December 15, 2016 (2017 for the Company), and interim periods within those years, with early adoption permitted. The Company does not believe adoption of this new guidance will have a material affect on our consolidated financial statements.